Prepayments and other receivables (Schedule of Movements on the Group Provision for Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Prepayments and other receivables [Abstract]
At 1 January	$ 550	$ 546
Foreign exchange (loss) income	(25)	4
Uses	(381)
At 31 December	$ 144	$ 550